Property, Equipment and Software, Net	6 Months Ended
Jun. 30, 2024
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 10 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

At June 30, 2024 and December 31, 2023, property, equipment and software consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Office furniture	$47,625	$51,277
Computer equipment	-	6,371
Transportation equipment	160,961	202,893
Building and improvements	582,417	586,373
Software	1,675,978	1,039,861

Less: accumulated depreciation and amortization	(1,520,626)	(1,483,445)
	$946,354	$403,330